Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as of December 31, 2018 and December 31, 2017 are as follows:

	2018		2017
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	$841.6	$841.6	$848.6	$848.6

Liabilities
Term Loan B	2,115.1	2,662.7	2,249.8	2,802.3
Other external debt facilities	383.4	396.4	514.7	540.8
Long-term debt to related party	—	—	23.8	24.7

Financial instruments measured at fair value on a recurring basis
Other financial instruments that are measured at fair value on a recurring basis:

		Fair value measurements at reporting date using
	Total fair value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current assets:
Derivative instruments - Interest rate swap contracts	$9.9	—	9.9	—
Total assets	9.9	—	9.9	—

Current liabilities:
Related party deferred and contingent consideration	(59.0)	—	(59.0)	—
Total liabilities	$(59.0)	—	(59.0)	—

		Fair value measurements at reporting date using
	Total fair value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current liabilities:
Derivative instruments - Interest rate swap contracts	(29.0)	—	(29.0)	—
Related party deferred and contingent consideration	(87.7)	—	(87.7)	—
Total liabilities	$(116.7)	—	(116.7)	—